Derivatives Instruments (Notional Volumes of Commodity Swaps and Forward Contracts Designated for Regulatory Deferral) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($) MMBTU MWh
Commodity swaps and forwards | Natural gas | 2023
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	18
Commodity swaps and forwards | Natural gas | 2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	12
Commodity swaps and forwards | Power | 2023
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	1
Commodity swaps and forwards | Power | 2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	1
Physical natural gas purchases | Natural gas | 2023
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	6
Physical natural gas purchases | Natural gas | 2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	0
Foreign Exchange Swaps and Forward Contracts | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 206
Weighted average rate	1.2832
% of USD requirements	0.50%
Foreign Exchange Swaps and Forward Contracts | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 123
Weighted average rate	1.3064
% of USD requirements	0.28%